Operating leases - Maturities of lease liabilities (Details) ¥ in Thousands	Dec. 31, 2022 CNY (¥)
Operating leases
2023	¥ 582,029
2024	363,989
2025	238,767
2026	94,642
Thereafter	110,167
Total undiscounted lease payments	1,389,594
Less: imputed interest	(131,690)
Total lease liabilities	¥ 1,257,904